Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000,000.40
Previously Paid Amount	0.00
Total Fee Amount	79,407.50
Total Offset Amount	0.00
Net Fee	$ 79,407.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false